INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Tables)	12 Months Ended
Oct. 27, 2013
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
Schedule of investments in and receivables from affiliates and equity in earnings of affiliates

Investments in and receivables from affiliates consists of the following:

			October 27,	October 28,
(in thousands)	Segment	% Owned	2013	2012
MegaMex Foods, LLC	Grocery Products	50%	$ 203,413	$ 205,315
Foreign Joint ventures	International & Other	Various (26–50%)	67,196	81,222
Total			$ 270,609	$ 286,537

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2013	2012	2011
MegaMex Foods, LLC	Grocery Products	$ 17,261	$ 35,762	$ 24,532
Foreign Joint Ventures	International & Other	3,252	2,929	3,423
Other	Various	–	–	(1,198)
Total		$ 20,513	$ 38,691	$ 26,757